SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
List Of Accounting Policies [Abstract]
Summary of List of the Subsidiary Companies of the Group
A list of the subsidiary companies of the Group are:

The Group	Country of registration	Participation in share capital		Principal activity and status
		2021	2020
		%	%
Arrival Ltd	UK	100	100	R&D
Arrival Robotics Ltd (previously named TRA Robotics Ltd)	UK	100	100	R&D
Arrival R Ltd (previously named Roborace Ltd)	UK	100	100	R&D
Arrival Jet Ltd	UK	100	100	R&D
Roborace Ltd	UK	100	100	R&D
Arrival Automotive UK Ltd	UK	100	100	Manufacturing
Arrival Solutions UK Ltd	UK	100	100	Services
Arrival Mobility Ltd	UK	100	100	Services
Arrival Vault UK Ltd	UK	100	100	Services
Arrival Elements B.V.	NL	100	100	Distributor
Arrival USA Inc (previously named Roborace Inc)	US	100	100	R&D
Arrival Automotive USA Inc	US	100	100	Manufacturing
Arrival Vault Inc (previously named ARSNL Merger Sub Inc)	US	100	—	Holding
Roborace Inc	US	100	100	R&D
Arrival Solutions USA Inc	US	100	100	Services
Arrival Automotive PTE Ltd	SGP	100	100	Acquisition and holding of participating interests
Arrival RUS LLC (previously named Arrival Software LLC)	RUS	100	100	R&D
Arrival Robotics LLC (previously named TRA Robotics LLC)	RUS	—	100	Disposed – July 5, 2021
Arrival Germany GmbH	GER	100	100	R&D
Arrival Automotive Germany GmbH	GER	100	100	Manufacturing
Arrival Solutions Germany GmbH (previously named Cybernation Germany GmbH)	GER	100	100	Services
Arrival Israel Ltd	IL	100	100	R&D
Arrival LT UAB	LT	100	100	R&D
Arrival (previously named Arrival Group S.A.)	LUX	—	100	Holding
Arrival Luxembourg S.à r.l	LUX	100	—	Holding
Arrival Automotive ES S.L.	ES	100	—	Manufacturing
Arrival Lab ES S.L.	ES	100	—	R&D
Arrival Automotive (Mauritius) Ltd	MUR	100	—	Manufacturing
Arrival International	MUR	100	—	Share service centre

The Group	Country of registration	Participation in share capital		Principal activity and status
		2021	2020
		%	%
Arrival Automotive EV Parts Procurement (Shanghai)	CNY	100	—	Manufacturing
Arrival Elements AU Pty Ltd	AUD	100	—	Distributor
Arrival Automotive AU Pty Ltd	AUD	100	—	Manufacturing
Arrival Automotive India Private Ltd	INR	100	—	Manufacturing
Arrival India Private Ltd	INR	100	—	R&D
Arrival Elements MX	MNX	100	—	Distributor

Summary of the Depreciation Rates for Property, Plant and Equipment
The depreciation rates for property, plant and equipment are as follows:

	Depreciation method	Depreciation Rate
Plant and machinery	Straight line	20%
Factory equipment	Straight line	10%
Furniture & Fittings	Straight line	20%
Computer equipment	Straight line	33%
Motor vehicles	Straight line	20%

Summary of Intangible Assets are Amortised	Intangible assets are amortized as follows:

	Amortization method	Amortization Rate
Trademarks and Patents	Straight line	3-10 years
Software	Straight line	33.33% or over the period which any licenses cover

Disclosure of Increase (Decrease) in Share Based Payment Due to Unobservable Input
Reasonably possible changes at the reporting date to one of the relevant assumptions, holding other assumptions constant, would have affected the share based payments by the amounts shown below:

	31 December 2021
	Increase	Decrease
Resign before the milestone dates (1% movement)	(156)	159
Milestones be achieved (6 months earlier or 6 months later)	(1,188)	1,677

Disclosure of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Assets
The following table displays the sensitivity of the employee loans amortized cost less ECL to a change in the expected share price volatility:

in thousands of euro		Amortized cost of loans less ECL maturing in
Expected volatility	Change	2027	2030
Base case	(20)%	20,942	2,262
Base case	(10)%	19,508	2,165
Base case	—%	18,189	2,074
Base case	+10%	16,988	1,991
Base case	+20%	15,936	1,915
The following table displays the sensitivity of the employee loans amortized cost less ECL to a change in the expected redemption date:

	Change	Amortized cost less ECL of loans maturing in
Expected term	in years	2027	2030
Base case	-0.5	19,560	2,150
Base case	-0.25	18,576	2,091
Base case	0	18,189	2,074
Base case	+0.25	18,036	2,074
Base case	+0.5	18,042	2,084

The following table displays the sensitivity of the employee loans amortized cost less ECL to a change in the employee’s expected cumulative savings at redemption:

	Change	Amortized cost less ECL of loans maturing in
Cumulative savings	in years	2027	2030
Base case	-0.5	15,539	1,858
Base case	-0.25	16,872	1,967
Base case	0	18,189	2,074
Base case	+0.25	19,488	2,179
Base case	+0.5	20,768	2,280

Disclosure of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Liabilities	The following table displays the impact on the derivatives fair value in percent of the base value if one or more of the unobservable inputs are changed.

		Expected volatility
		81%	91%	101%	111%	121%
Exercise profile	Holder exercises early	50.4%	54.5%	58.2%	61.6%	64.9%
	Arrival redeems early	80.6%	93.3%	100.0%	107.7%	115.0%
	Exercise at maturity	93.3%	104.6%	114.8%	123.8%	131.7%